Land Use Rights	12 Months Ended
Dec. 31, 2017
Land Use Rights [Abstract]
LAND USE RIGHTS
24.	LAND USE RIGHTS

Amount
COST
At January 1, 2016	769,643
additions for the year	-
translation adjustment	(78,025)
At December 31, 2016	691,618
additions for the year	-
translation adjustment	42,635
At December 31, 2017	734,253

AMORTIZATION
At January 1, 2016	(82,605)
charge for the year	(19,009)
translation adjustment	34,890
At December 31, 2016	(66,724)
charge for the year	(14,307)
translation adjustment	(4,569)
At December 31, 2017	(85,600)

CARRYING AMOUNTS
At December 31, 2016	624,894
At December 31, 2017	648,653

The amounts represent the prepayment of rentals for land use right (industrial use) situated in the PRC. The land use rights have the term of 50 years.

All the land use rights mentioned above were owned by Anhui Kaixin.

The land use right is comprised of the following:

Location	Expiry date of tenure	Land area (m2)
Longshan Road, Economic development District, Taihu County	2062-05-23	2,440
Longshan Road, Economic development District, Taihu County	2061-11-06	7,405